SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Apr. 30, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of assets carried at fair value

The following table provides these assets carried at fair value, measured as of October 31, 2023:

	Quoted Price in	Significant Other	Significant	Balance at
	Active Markets	Observable Inputs	Unobservable Inputs	October 31,
	(Level 1)	(Level 2)	(Level 3)	2023
Short-term investment	$—	$26,797,081	$—	$26,797,081

Summary of cash balances by geographic area

Country:	April 30, 2024		October 31, 2023
China	$27,355,006	99.6%	$2,383	100.0%
Hong Kong	101,496	0.4%	—	—
Total cash	$27,456,502	100.0%	$2,383	100.0%

Summary of securities excluded from diluted per share

	Six Months Ended April 30,
	2024	2023
Stock warrants	141,800	141,800
Potentially dilutive securities	141,800	141,800